Note 12 - Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
	2018	2017	2016
Income tax expense - current	(1,833.5)	(5,332.3)	(413.9)

Deferred tax expense on temporary differences	(246.1)	891.9	(732.5)
Deferred tax over taxes losses carryforwards movements in the current period	290.0	(638.9)	831.4
Total deferred tax (expense)/income	43.9	253.0	98.9

Total income tax expenses	(1,789.6)	(5,079.3)	(315.0)

Disclosure of reconciliation from the weighted nominal to the effective tax rate [text block]
	2018	2017	2016
Profit before tax	13,167.0	12,929.8	13,398.4
Adjustment on taxable basis
Others non-taxable income	(400.8)	(310.9)	(392.0)
Government grants related to sales taxes	(1,807.3)	(1,889.1)	(1,528.6)
Share of result of joint ventures	(1.0)	3.1	5.0
Non-deductible expenses	305.5	91.1	539.3
Complement of income tax of foreign subsidiaries due in Brazil	503.0	560.4	148.0
Results of intercompany transactions	(693.4)	(547.5)	640.7
	11,073.0	10,836.9	12,810.8
Aggregated weighted nominal tax rate	29.98%	29.22%	30.16%
Taxes payable – nominal rate	(3,319.5)	(3,166.6)	(3,864.0)
Adjustment on tax expense
Income tax Incentives	219.7	304.6	264.5
Deductible interest on shareholders' equity	1,710.4	1,649.0	1,867.7
Tax savings from goodwill amortization	72.3	175.2	142.0
Withholding income tax	(220.0)	(356.9)	153.1
Recognition / write-off of deferred charges on tax losses	(41.6)	(178.9)	796.7
PERT 2017	–	(2,784.7)	–
Effect of application of IAS 29 (hyperinflation)	(107.3)	–	–
Others with reduced taxation	(103.6)	(721.0)	325.0
Income tax and social contribution expense	(1,789.6)	(5,079.3)	(315.0)
Effective tax rate	13.59%	39.28%	2.35%